Note 4 - Related Party Transactions	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
4.	Related Party Transactions

The Company’s vessel owning companies are parties to management agreements with the Management Company which is controlled by members of the Pittas family, whereby the Management Company provides technical and commercial vessel management for a fixed daily fee of Euro
685
for both
2017
and
2018
under the Company’s Master Management Agreement (“MMA”) with Eurobulk. Vessel management fees paid to the Management Companies amounted to
$1,102,101
and
$1,861,009
in the
six
-month periods ended
June 30, 2017
and
2018,
respectively.
The MMA was further renewed on
January 1, 2018
for an additional
five
year term until
January 1, 2023
with the
5%
volume discount permanently incorporated in the daily management fee. The daily management fee remained unchanged at Euros
685
for the year
2018
and will be adjusted annually for inflation in the Eurozone. These fees are recorded under "Related party management fees" in the "Consolidated statements of operations".

On
November 29, 2016,
Euroseas signed an agreement with Colby Trading Ltd, a company affiliated with its CEO, to draw a
$2
million loan to finance working capital needs. Interest on the loan was
10%
per annum payable quarterly. The Company repaid the loan on
February 28, 2017
and paid
$50,556
for interest. In
March 2017,
the Company received a commitment by Colby Trading Ltd. to provide financing of up to
$4.00
million on terms to be mutually agreed to fund the Company's working capital requirements for the period through
December 2018,
if needed. Following the spin-off of EuroDry on
May 2018,
this amount was adjusted to
$2.00
million and the availability period was extended up to
September 2019.

In addition to the vessel management services, the Management Company provides the Company with the services of its executives, services associated with the Company being a public company and other services to our subsidiaries. For the six
months ended
June 30, 2017
and
June 30, 2018,
compensation paid to the Management Company for such additional services to the Company was
$936,126
and
$707,673
respectively. This amount is included in the general and administrative expenses.

Amounts due to or from related company represent net disbursements and collections made on behalf of the vessel-owning companies by the Management Company during the normal course of operations for which a right of offset exists. As of
December 31, 2017
the amount due to related company was
$4,986,836.
As of
June 30, 2018,
the amount due to related company was
$8,642,163.

The Company uses brokers for various services, as is industry practice. Eurochart S.A., an affiliated company controlled by certain members of the Pittas family, provides vessel sale and purchase services, and chartering services to the Company whereby the Company pays commission of
1%
of the vessel sales or acquisition prices and
1.25%
of charter revenues. Commissions on vessel sales amounted to
$64,500
for the sale of M/V Monica P, during the
six
months ended
June 30, 2018.
Commission on vessel sales amounted to
$53,871
for the sale of M/V RT Dagr and M/V Eleni P. , during the
six
months ended
June 30, 2017.
Commissions to Eurochart S.A. for chartering services were
$134,085
and
$238,016
for the
six
-month periods ended
June 30, 2017
and
2018,
respectively.

Certain members of the Pittas family, together with another unrelated ship management company, have formed a joint venture with the insurance broker Sentinel Maritime Services Inc. (“Sentinel”). Technomar Crew Management Services Corp (“Technomar”), is a company owned by certain members of the Pittas family, together with two
other unrelated ship management companies. Sentinel is paid a commission on insurance premiums not
exceeding
5%;
Technomar is paid a fee of about
$50
per crew member per month. Total fees charged by Sentinel and Technomar were
$31,348
and
$44,422
in the
first
half of
2017,
respectively. In the
first
half of
2018,
total fees charged by Sentinel and Technomar were
$24,039
and
$71,341,
respectively. These amounts are recorded in “Vessel operating expenses” under “Operating expenses”.

In
June 2017,
the Company acquired M/V EM Astoria for
$4.75
million. The vessel was acquired from Euromar LLC (“Euromar”), which at that time was a joint venture investment of the Company and which in
September 2017
became a wholly-owned subsidiary of the Company.

Related party revenue amounting to
$120,000
for the
six
-month periods ended
June 30, 2017
relates to fees received from Euromar, for strategic, financial, reporting and various administrative services provided by Euroseas. Euroseas did not
charge any administrative service cost for the
six
months ended
June 30, 2018.